COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2019	Jan. 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Leasehold improvements								$ 2,335
Preferred stock shares issued						0	0	0
Ayala Pharmaceuticals Inc [Member]
Operating lease option to extend terms				The term of the lease is for 63 months and includes an option to extend the lease for an additional 60 months
Leasehold improvements		$ 500
Bank guarantee obtained for lease agreement.				$ 200
Leasing expense				$ 300	$ 300
Percentage of equity ownership				800.00%
BMS agreement, description				This right terminated upon the closing of the sale of the Company’s Series B Preferred Stock. The Company estimates the fair value of this anti-dilution commitment using the probability weighted expected return method (“PWERM”). At the date of BMS Agreement, the Company recorded liability associated with the anti-dilution right in the amount of approximately $0.5 million, according to its fair value. For the year ended December 31, 2018, the Company recorded an income of approximately $0.5 million for the reassessment of the liability, within financial income, net, in the consolidated statement of operations.
Equity stake			$ 10,000
Lease term		63 months
Lease for additional		60 months
New office lease agreement			$ 200
Ayala Pharmaceuticals Inc [Member] | New Lease Agreement [Member]
Lease term			30 months
Ayala Pharmaceuticals Inc [Member] | License Agreement [Member]
Leasehold improvements				$ 500
Term of license agreement			10 years
Ayala Pharmaceuticals Inc [Member] | B M S License Agreement [Member]
Payments				6,000
Preferred stock valued				$ 7,300
Ayala Pharmaceuticals Inc [Member] | B M S License Agreement [Member] | Series A Preferred Stock [Member]
Preferred stock shares issued				1,125,929
Especificos Stendhal SA de CV [Member]
Damages sought value by plaintiff	$ 3,000
Litigation expense	300
Due from related party	$ 3,000
B M S [Member] | Ayala Pharmaceuticals Inc [Member] | License Agreement [Member]
Collaborative arrangement, milestone payments liability			$ 95,000	$ 95,000
Collaborative arrangement, additional milestone payments			47,000	47,000
Collaborative arrangements sales based milestone amount payable			50,000	50,000
Novartis International Pharmaceutical Ltd [Member] | Ayala Pharmaceuticals Inc [Member] | Option And License Agreement [Member]
Milestone payment receivable			$ 245,000	$ 245,000
Term of license agreement			10 years	10 years
Period before which breach shall be cured by the company				60 days
Period for which license option granted shall remain uncured				36 months
Period before which breach shall be cured by the company				60 days
Notice period for the termination of the agreement				60 days
Period for which license option granted shall remain effective				60 days
Novartis International Pharmaceutical Ltd [Member] | Ayala Pharmaceuticals Inc [Member] | Stock Purchase Agreement And Associated Investment Agreements [Member]
Equity stake				$ 10,000